Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Provision (Benefit) for Income Taxes
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31,2013

Current income tax expense (benefit)	—	—	—
Deferred income tax expense (benefit)	(99,479)	—	(4,826,059)
	(99,479)	—	(4,826,059)

Schedule of Principal Components of Deferred Tax Assets and Liabilities
	December 31, 2012	December 31, 2013
Current deferred tax assets (liabilities):
Cost and expense accruals	1,754,349	847,197
Revenue recognition	771,061	84,241
Less: valuation allowance	(2,525,410)	(931,438)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	631,747	72,477
Net operating loss carry forwards	21,146,362	25,247,628
Less: valuation allowance	(21,778,109)	(25,320,105)
Non-current deferred tax assets, net	—	—

Intangible assets	(4,826,059)	—
Non-current deferred tax liabilities	(4,826,059)	—

Schedule of Reconciliation between Statutory Tax Rate and Effective Tax Rate
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(7.9)%	(4.7)%	(5.0)%
Non-deductible expenses	(7.9)%	(1.5)%	(14.8)%
Change in deferred tax liabilities	—	—	12.3%
Change in valuation allowance	(9.0)%	(18.8)%	(5.2)%
Effective tax rate	0.2%	0.0%	12.3%

Schedule of Movement of Valuation Allowances
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

At beginning of year	(19,122,901)	(22,836,709)	(24,303,518)
Current year additions	(4,452,155)	(1,415,765)	(1,239,840)
Current year reversals	1,591,018	180,965	—
Effect of exchange rate changes	(852,671)	(232,009)	(708,185)
	(22,836,709)	(24,303,518)	(26,251,543)